Allowance for credit losses - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) category	Dec. 31, 2024 USD ($) category
Credit Loss [Abstract]
Current period (decrease) increase in provision for expected credit losses	$ (72,798)	$ 177,102
Amounts charged against the allowance	$ 125,586	$ 0
Number of categories of financing receivables | category	3	3